As filed with the Securities and Exchange Commission on February 17, 2011
Securities Act File No. 333-44568
Investment Company Act File No. 811-10085

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X]

Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 17		[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 19		[X]

                                                                                                                                                                                             (Check appropriate box or boxes.)

HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
                                                                                                                   (Address of Principal Executive Offices)                                       (Zip Code)

Registrant's Telephone Number, including Area Code:  (252)-972-9922

A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copies to:
Marc L. Collins
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:       As soon as practicable after the
Effective Date of this Amendment

It is proposed that this filing will become effective:  (check appropriate box)

[x]  immediately upon filing pursuant to paragraph (b);
[  ]  on ________ (date) pursuant to paragraph (b);
[  ]  60 days after filing pursuant to paragraph (a)(1);
[  ]  on ________ (date) pursuant to paragraph (a)(1);
[  ]  75 days after filing pursuant to paragraph (a)(2); or
[  ]  on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 16 filed January 28, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on February 17, 2011.

HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick
Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	February 17, 2011
Jack E. Brinson

*	Trustee, Chairman	February 17, 2011
James H. Speed, Jr.

*	Trustee, President	February 17, 2011
Mark A. Hillman

*	Treasurer	February 17, 2011
John D. Marriott, Jr.

/s/ T. Lee Hale, Jr.	Assistant Secretary	February 17, 2011
T. Lee Hale, Jr.
Dated: February 17, 2011
* By: /s/ A. Vason Hamrick
A. Vason Hamrick
Secretary and Assistant Treasurer, Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101-SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase